Taxes (Details 9) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current assets, other taxes	$ 1,368	$ 1,555
Non-current assets, other taxes	4,177	3,282
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	1,326	1,549
Non-current assets, other taxes	4,177	3,258
Country Of Brazil [Member] | Current P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	255	755
Non-current assets, other taxes	1,291	1,004
Country Of Brazil [Member] | Non Current P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	354	288
Non-current assets, other taxes	1,461	1,040
Country Of Brazil [Member] | P I S And C O F I N S [Member]
IfrsStatementLineItems [Line Items]
Non-current assets, other taxes	661	590
Country Of Brazil [Member] | Current I C M S V A T [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	320	161
Non-current assets, other taxes	515	435
Country Of Brazil [Member] | Non Current I C M S V A T [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	369	301
Non-current assets, other taxes	229	164
Country Of Brazil [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	28	44
Non-current assets, other taxes	20	25
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	$ 42	6
Non-current assets, other taxes		$ 24